Borrowings and financing	12 Months Ended
Dec. 31, 2023
Borrowings And Financing
Borrowings and financing

17.	Borrowings and financing
17.1.	Debt breakdown

	Weighted average rate	2023	2022

Debentures and promissory note
Debentures, certificate of agribusiness receivables and promissory notes (note 17.4)	CDI + 1.60% per year	3,350	2,679
		3,350	2,679

Borrowings and financing
Local currency
Working capital	CDI + 1.84% per year	1,753	2,721
Working capital	TR + 9.80 % per year	7	9
Swap contracts (note 17.7)	CDI – 0.11% per year	(1)	-
Unamortized borrowing costs		(6)	(7)
		1,753	2,723
Foreign currency (note 17.5)
Working capital	USD + 1.87% per year	142	403
Swap contracts (note 17.7)	CDI + 1.20% per year	28	58

		170	461
Total		5,273	5,863

Non-current assets		1	-
Current liabilities		972	1,001
Non-current liabilities		4,302	4,862

17.2.	Changes in borrowings

At December 31, 2022	5,863
Additions	1,718
Accrued interest	952
Accrued swap	26
Mark-to-market	42
Monetary and exchange rate changes	(19)
Borrowing cost	15
Interest paid	(729)
Payments	(1,375)
Swap paid	(68)
Deconsolidation Éxito	(1,361)
Foreign currency translation adjustment	209
At December 31, 2023	5,273

At December 31, 2021	9,051
Additions	1,545
Accrued interest	971
Accrued swap	76
Mark-to-market	(4)
Monetary and exchange rate changes	(29)
Borrowing cost	13
Interest paid	(755)
Payments	(3,852)
Swap paid	(54)
Liabilities related to assets held for sale or distribution	(851)
Foreign currency translation adjustment	(248)
At December 31, 2022	5,863

17.3.	Maturity schedule of non-current borrowings and financing

Year

From 1 to 2 years	1,872
From 2 to 3 years	1,422
From 3 to 4 years	260
From 4 to 5 years	637
After 5 years	138
Subtotal	4,329

Unamortized borrowing costs	(28)
Total	4,301

17.4.	Debentures, Promissory Note and Certificates of Real Estate Receivables

				Date				Consolidated
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	12.31.2023	12.31.2022

18th Issue of Debentures – CBD (1st series) (*)	No preference	980	952,670	05/14/21	05/10/26	CDI + 1.70% per year	1,017	969	1,000
18th Issue of Debentures – CBD (2nd series) (*)	No preference	520	520,000	05/14/21	05/10/28	CDI + 1.95% per year	1,018	529	531
5th Issue of Promissory Notes – CBD (1st series)	No preference	500	500	07/30/21	07/30/25	CDI + 1.55% per year	1,354,095	677	590
5th Issue of Promissory Notes – CBD (2nd series)	No preference	500	500	07/30/21	07/30/26	CDI + 1.65% per year	1,357,304	679	591
19th Issue of Debentures – CBD (1st series)	No preference	377	376,616	02/24/23	02/11/28	CDI + 1.00% per year	1,050	395	-
19th Issue of Debentures – CBD (2nd series)	No preference	123	123,384	02/24/23	02/13/30	CDI + 1.20% per year	1,120	138	-
Borrowing cost								(37)	(33)
								3,350	2,679

Current liabilities								31	21
Non-current liabilities								3,319	2,658

(*)	Each series of the 18th issue matures in two installments, with the 1st series maturing on 05/10/25 and 05/10/26 and the 2nd series on 05/10/27 and 05/10/28.

GPA issues debentures to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments. The debentures issued are unsecured, without renegotiation clauses and not convertible into shares.

On the second quarter of 2021, the 18th issuance of simple, non-convertible, unsecured debentures took place, in up to 2 series, with maturity between 5 and 7 years, in the amount of R$1,500 for public distribution with restricted placement efforts.

On July 20, 2021, the Company's Board of Directors approved its 5th issue of commercial promissory notes, in 2 series, with maturity between 4 and 5 years, in the total amount of R$1,000 for public distribution with efforts placement restrictions.

On January 24, 2023, the 19th issuance of simple, non-convertible, unsecured debentures took place, in up to 2 series, which were placed privately with Virgo Security Company that subscribed, paid up and issued two real estate credit notes to bind them as collateral for the securitization operation for the issuance of real estate receivables certificates of the 1st (first) and 2nd (second) series of the 80th (eightieth) issue. The resources raised through the Debentures were allocated directly to reimbursement, by the Company, of expenses and costs arising from the payment of rents already incurred on certain properties.

The amortization of the 1st series of the 18th issuance occurs with payments in two installments in 2025 and 2026 with the semiannual remuneration and the 2nd series of the 18th issuance occurs with payments in two installments in 2027 and 2028 with the semiannual remuneration. The amortization of the 1st series of the 19th issue will occur with exclusive payment at maturity with semi-annual payments and the amortization and payments of the 2nd series of the 19th issue will occur with exclusive payment at maturity. The amortization and payments of the 5th issue of promissory notes will occur with an exclusive payment at maturity.

On August 7, 2023, the Company carried out an optional acquisition operation of debentures from the 1st series of the 18th issue on the secondary market, observing market prices and prices lower than their nominal unit value at the time of issue. The total disbursed was R$21 for the acquisition of 27,330 debentures, equivalent to the updated total nominal value of R$28 of the issue, representing 1.8% of the outstanding debentures of this Issue. The debentures subject to this repurchase were canceled in December 2023. The gain on the transaction in the amount of R$7 is recorded in the financial result.

17.5.	Borrowings in foreign currencies

On December 31, 2023 the Group has loans in foreign currencies (US dollar) to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments. The exchange rate variation of these loans is protected by derivative financial instruments agreements.

17.6.	Guarantees

The Group has signed promissory notes for some loan contracts.

17.7.	Swap contracts

The Group uses swap transactions for 100% of its borrowings denominated in US dollars and fixed interest rates, exchanging these obligations for Real linked to CDI (floating) interest rates. These contracts include a total amount of the debt with the objective to protect the interest and principal and are signed, generally, with the same due dates and in the same economic group. The weighted average annual rate in December 2023 was 13.04% (12.39% as of December 31, 2022).

17.8.	Financial covenants

In connection with the debentures and promissory notes and for a portion of borrowings denominated in foreign currencies and working capital, the Company is required to maintain certain debt financial covenants. In connection of the reorganization disclosed in note 1.1, certain conditions were renegotiated. These ratios are quarterly calculated based on consolidated financial statements of the Company prepared in accordance with accounting practices adopted in Brazil, as follows: (i) net debt (debt minus cash and cash equivalents and trade accounts receivable) should not exceed the amount of equity and (ii) consolidated net debt/EBITDA ratio should be lower than or equal to 3.25. At December 31, 2023, GPA complied with these ratios.